AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 3, 2017

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 338	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 339	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 3, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 338 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 3, 2017, as the new effective date for Post-Effective Amendment No. 258 to the Trust’s Registration Statement, which was filed on August 11, 2016 pursuant to Rule 485(b) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 264, 265, 266, 270, 271, 272, 273, 277, 278, 279, 280, 284, 289, 293, 299, 305, 309, 313, 317, 321, 325, 329 and 333 to the Trust’s Registration Statement filed on September 8, 2016, September 16, 2016, September 23, 2016, September 30, 2016, October 7, 2016, October 14, 2016, October 21, 2016, October 28, 2016, November 4, 2016, November 10, 2016, November 18, 2016, December 2, 2016, December 29, 2016, January 27, 2017, February 24, 2017, March 24, 2017, April 21, 2017, May 19, 2017, June 16, 2017, July 14, 2017, August 11, 2017, September 8, 2017 and October 6, 2017, respectively. This Amendment relates solely to PowerShares Government Collateral Pledge Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 258 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 298 to the Trust’s Registration Statement, which was filed on February 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 3rd day of November, 2017.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	November 3, 2017
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	November 3, 2017
Steven M. Hill

/s/ Anna Paglia	Secretary	November 3, 2017
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	November 3, 2017
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	November 3, 2017
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	November 3, 2017
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	November 3, 2017
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	November 3, 2017
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	November 3, 2017
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	November 3, 2017
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	November 3, 2017
Donald H. Wilson

*By: /s/ Anna Paglia		November 3, 2017
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement and incorporated by reference herein.

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